Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 23,908		¥ 23,744
Finite lived intangible assets accumulated impairment	(419)		(148)
Finite-lived intangible assets, accumulated amortization	(15,602)		(14,415)
Finite-lived intangible assets, net carrying value	7,887	$ 1,133	9,181
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value			464
Finite lived intangible assets accumulated impairment			(130)
Finite-lived intangible assets, accumulated amortization			(69)
Finite-lived intangible assets, net carrying value			265
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	31		589
Finite-lived intangible assets, accumulated amortization	(31)		(476)
Finite-lived intangible assets, net carrying value			113
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	509		693
Finite lived intangible assets accumulated impairment	(7)		(7)
Finite-lived intangible assets, accumulated amortization	(335)		(506)
Finite-lived intangible assets, net carrying value	167	24	180
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	658		942
Finite lived intangible assets accumulated impairment	(2)		(2)
Finite-lived intangible assets, accumulated amortization	(182)		(499)
Finite-lived intangible assets, net carrying value	474	68	441
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	84		684
Finite lived intangible assets accumulated impairment	(2)		(2)
Finite-lived intangible assets, accumulated amortization	(79)		(679)
Finite-lived intangible assets, net carrying value	3		3
Licensed copyrights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	20,287		18,081
Finite-lived intangible assets, accumulated amortization	(14,000)		(11,324)
Finite-lived intangible assets, net carrying value	6,287	903	6,757
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	2,339		2,291
Finite lived intangible assets accumulated impairment	(408)		(7)
Finite-lived intangible assets, accumulated amortization	(975)		(862)
Finite-lived intangible assets, net carrying value	¥ 956	$ 138	¥ 1,422